DEBT - Senior Notes - General Information (Details) - Senior Notes $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Senior Notes, 3.79 Percent, Issued September 3, 2014
Debt
Principal repayment amount	$ 21.0
Senior Notes, 4.40 Percent, Issued May 15, 2012
Debt
Principal repayment amount	$ 59.6